FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of long-term debt and derivative financial instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying value
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	$ (7,645.3)	$ (5,356.6)
Carrying value | Forward contract
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	(1.5)	3.4
Carrying value | Cross-currency swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	106.9	196.1
Carrying value | Interest rate swap contract
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	5.4
Fair value
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	(7,368.1)	(4,800.7)
Fair value | Cash flow hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	78.0	165.5
Fair value | Fair value hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	32.8	34.0
Fair value | Forward contract
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	(1.5)	3.4
Fair value | Cross-currency swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	106.9	$ 196.1
Fair value | Interest rate swap contract
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	$ 5.4